Series A Convertible Redeemable Preferred Share (Tables)	12 Months Ended
Dec. 31, 2013
Series A Convertible Redeemable Preferred Share [Abstract]
Changes of Series A convertible redeemable preferred shares
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Balance as of January 1,	390,183	—	—	—
Accretion of redemption feature	773,623	—	—	—
Conversion to ordinary share upon IPO	(1,163,806)	—	—	—
Balance as of December 31,	—	—	—	—

Determine fair values of Series A Preferred shares, valuation assumptions
	December 31, 2009	December 31, 2010
Risk-free interest rate	2.91%	3.15%
Volatility rate	56.41%	55.26%
Dividend yield	—	—
Discount rate	22.97%	20.43%